Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Basic earnings per share
Basic earnings per share:
($ in millions, except per

share data in $)
2022 2021 2020
Amounts attributable to

ABB shareholders:
Income from continuing

operations, net of

tax

2,517 4,625 294
Income (loss) from discontinued

operations, net of

tax

(42) (79) 4,852
Net income

2,475 4,546 5,146
Weighted-average number

of shares outstanding

(in millions)
1,899 2,001 2,111
Basic earnings per share

attributable to ABB

shareholders:
Income from continuing

operations, net of

tax

1.33 2.31 0.14
Income (loss) from discontinued

operations, net of

tax

(0.02) (0.04) 2.30
Net income

1.30 2.27 2.44

Diluted earnings per share
Diluted earnings per share:
($ in millions, except per

share data in $)
2022 2021 2020
Amounts attributable to

ABB shareholders:
Income from continuing

operations, net of

tax

2,517 4,625 294
Income (loss) from discontinued

operations, net of

tax

(42) (79) 4,852
Net income

2,475 4,546 5,146
Weighted-average number

of shares outstanding

(in millions)

1,899 2,001 2,111
Effect of dilutive securities:
Call options and shares

11 18 8
Adjusted weighted-average

number of shares

outstanding (in millions)
1,910 2,019 2,119
Diluted earnings per share

attributable to ABB

shareholders:
Income from continuing

operations, net of

tax

1.32 2.29 0.14
Income (loss) from discontinued

operations, net of

tax

(0.02) (0.04) 2.29
Net income

1.30 2.25 2.43